Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 19,598	$ 2,760	¥ 6,968	¥ 9,876
Numerator
Numerator for diluted EPS calculation	19,554	2,754	6,968	9,876
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 15,905	$ 2,240	¥ 5,590	¥ 7,871
Denominator
Denominator used for basic EPS	2,278	2,278	2,232	2,198
Earnings per share - basic | (per share)	¥ 6.98	$ 0.98	¥ 2.5	¥ 3.58
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 15,909	$ 2,241	¥ 5,604	¥ 7,910
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	3,645	513	1,364	1,966
Numerator for diluted EPS calculation	¥ 19,554	$ 2,754	¥ 6,968	¥ 9,876
Denominator
Weighted average ordinary shares outstanding	2,278	2,278	2,232	2,198
Conversion of Class B to Class A ordinary shares	529	529	550	560
Share-based awards	30	30	27	56
Denominator used for diluted EPS	2,837	2,837	2,809	2,814
Earnings per share - diluted | (per share)	¥ 6.89	$ 0.97	¥ 2.48	¥ 3.51
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	285	285	279	275
Earnings per share - basic | (per share)	¥ 55.83	$ 7.86	¥ 20.02	¥ 28.64
Denominator
Weighted average ordinary shares outstanding	285	285	279	275
Denominator used for diluted EPS	355	355	351	352
Earnings per share - diluted | (per share)	¥ 55.08	$ 7.76	¥ 19.85	¥ 28.07
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 3,693	$ 520	¥ 1,378	¥ 2,005
Denominator
Denominator used for basic EPS	529	529	550	560
Earnings per share - basic | (per share)	¥ 6.98	$ 0.98	¥ 2.5	¥ 3.58
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 3,645	$ 513	¥ 1,364	¥ 1,966
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	0	0	0	0
Numerator for diluted EPS calculation	¥ 3,645	$ 513	¥ 1,364	¥ 1,966
Denominator
Weighted average ordinary shares outstanding	529	529	550	560
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
Denominator used for diluted EPS	529	529	550	560
Earnings per share - diluted | (per share)	¥ 6.89	$ 0.97	¥ 2.48	¥ 3.51